Debt (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2025 and 2024, which includes short and long-term debt:

	2025 (1)		2024 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	482,723,731		536,422,333
Debt payments	(494,440,865)		(620,190,507)
Accrued interest (2)(3)	81,295,785		74,313,214
Interest (paid)	(80,348,383)		(70,733,122)
Foreign exchange	(101,650,766)		112,266,352
At the end of the period	Ps.	1,866,351,757	Ps.	1,826,548,627
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2025, includes Ps. 637,892 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 346,657.
(3)During 2024, includes Ps. 13,766 of premiums and awards amortizations; Ps. (310,228) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,236,004.

Summary of Foreign Currency Translation
As of June 30, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	18.8928	18.3773
Japanese yen	0.1310	0.1143
Pounds sterling	25.9927	23.2399
Euro	22.1518	19.6747
Swiss francs	23.6426	20.4578
UDI	8.500847	8.128175